Trade and Other Receivables (Details) - Schedule of trade and other receivables - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets
Trade receivables	$ 15,887	$ 207,078
GST receivable	35,289	36,222
Total	$ 51,176	$ 243,300